SUPPLEMENT DATED JANUARY 9, 2008
TO

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR FREEDOM, COLUMBIA ALL-STAR,
COLUMBIA ALL-STAR TRADITIONS, AND COLUMBIA ALL-STAR EXTRA,

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

MFS Emerging Growth Series	MFS Growth Series

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

All-Stars (US) 1/08